Revenue & other operating income - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments	€ 18,680	€ 8,615
Milestone payments	1,833	26,135
Research and development service fees (FTE)	1,875	8,782
Revenue	22,388	43,532
Janssen
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments	18,383	6,625
Milestone payments	1,438
Research and development service fees (FTE)	1,805	8,684
AbbVie
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments	264	472
Milestone payments	378	26,125
AgomAb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments		1,498
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments	33	20
Milestone payments	17	10
Research and development service fees (FTE)	€ 70	€ 98